Stockholders' equity - Treasury stock activity (Details) - USD ($) $ in Millions		1 Months Ended				3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jul. 31, 2017	Apr. 30, 2017	Jul. 31, 2016	Apr. 30, 2016	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Treasury stock activity
Value of shares repurchased							$ 251	$ 1,280	$ 1,501
Open market stock repurchases
Treasury stock activity
Shares repurchased						10,000,000
Value of shares repurchased						$ 251
Share repurchase program ending no later than September 2016
Treasury stock activity
Value of shares repurchased	$ 3,000							$ 1,280	$ 1,501
Treasury shares held for cancellation under the buyback program	146,600,000							60,400,000	60,200,000
Treasury shares repurchase to supports its employee share programs	24,700,000							4,900,000	13,100,000
Value of shares repurchased to support employee share programs	$ 500
Shares cancelled under the buyback program			46,595,000		100,000,000
Share repurchase program ending no later than September 2016 | Maximum
Treasury stock activity
Authorized amount of share buyback program	$ 4,000
Capital stock and additional paid-in capital | Share repurchase program ending no later than September 2016
Treasury stock activity
Value of shares cancelled under the buyback program		$ 953		$ 2,047